UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 1999

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Hilspen Capital Management, LLC
Address:	330 Primrose Road, Suite 312
		Burlingame, CA  94010

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert Duich
Title:	Chief Operating Officer
Phone:	(650) 685-6470

Signature, Place and Date of Signing:

	/s/ Robert S. Duich			Burlingame, CA		February __, 2000
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Page 1

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			     0

Form 13F Information Table Entry Total:		    49

Form 13F Information Table Value Total:		  226866


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


Page


NAME OF ISSUER			TITLE OF	CUSIP		VALUE		SHARES		INV.		OTHER	AUTH
					CLASS				X1000				DISC		MGR

ACCRUE SOFTWARE			Equity	00437w102	1667		30800		Sole		N/A	Sole
ADOBE SYSTEMS			Equity	00724f101	5905		87800		Sole		N/A	Sole
ADVANCED MICRO DEVICES INC	Equity	007903107	8502		293800	Sole		N/A	Sole
AMERICAN INTL. GRP		Equity	026874107	7936		73400		Sole		N/A	Sole
APPLE Computers			Equity	037833100	6714		65300		Sole		N/A	Sole
APPLIED MICROSYSTEMS CORP	Equity	037935103	2639		232000	Sole		N/A	Sole
AT HOME CORP-SER A		Equity	045919107	6191		144400	Sole		N/A	Sole
ATMEL CORP				Equity	049513104	1032		34900		Sole		N/A	Sole
BACKWEB TECH			Equity			2106		50000		Sole		N/A	Sole
BARRICK GOLD			Equity	067901108	5424		306676	Sole		N/A	Sole
CALICO COMMERCE INC		Equity	129897104	2184		41200		Sole		N/A	Sole
CISCO SYSTEMS			Equity	17275r102	7756		72400		Sole		N/A	Sole
DALEEN TECHNOLOGIES INC		Equity	23437n104	1549		70800		Sole		N/A	Sole
DELL COMPUTER			Equity	247025109	8833		173200	Sole		N/A	Sole
E TRADE GROUP INC			Equity	269246104	6610		253000	Sole		N/A	Sole
ECHOSTAR COMMUNICATIONS
  CORP NEW-CL A			Equity	278762109	5870		60200		Sole		N/A	Sole
EPOCH PHARMACEUTICALS		Equity	294273107	650		200000	Sole		N/A	Sole
FAIRCHILD SEMICONDUCTOR
  INTL INC CL A			Equity	303726103	2294		77100		Sole		N/A	Sole
GLOBESPAN INC			Equity	379571102	3133		48100		Sole		N/A	Sole
HI/FN					Equity	428358105	3732		96300		Sole		N/A	Sole
HOMESTAKE MINING			Equity	437614100	5279		675660	Sole		N/A	Sole
INTEL CORP				Equity	458140100	7556		91800		Sole		N/A	Sole
INTERLINK ELECTRONICS		Equity	458751104	16494		280750	Sole		N/A	Sole
ITURF INC CL A			Equity	46575q100	907		72900		Sole		N/A	Sole
IXL ENTERPRISES INC		Equity	450718101	4013		72300		Sole		N/A	Sole
J.D. EDWARDS			Equity	281667105	3525		118000	Sole		N/A	Sole
LEVEL 3				Equity	52729n100	5330		65100		Sole		N/A	Sole
LSI LOGIC CORP			Equity	502161102	4421		65500		Sole		N/A	Sole
MPATH INTERACTIVE INC		Equity	421903105	1281		48100		Sole		N/A	Sole
NEWMONT MINING			Equity	651639106	6817		278251	Sole		N/A	Sole
NEXTERA ENTERP.			Equity	65332e101	3828		297300	Sole		N/A	Sole
ONEMAIN.COM				Equity	68267p109	1827		121800	Sole		N/A	Sole
PARAMETRIC TECHNOLOGY CORP	Equity	699173100	6019		222400	Sole		N/A	Sole
PEOPLESOFT				Equity	712713106	6728		315700	Sole		N/A	Sole
PEREGRINE SYSTEMS INC		Equity	71366q101	6786		80600		Sole		N/A	Sole
PLACER DOME				Equity	725906101	6068		564500	Sole		N/A	Sole
PORTAL SOFTWARE INC		Equity	736126103	2870		27900		Sole		N/A	Sole

PRIMUS KNOWLEDGE
  SOLUTIONS INC			Equity	74163q100	1060		23400		Sole		N/A	Sole
QUEST SOFTWARE INC		Equity	74834t103	1969		19300		Sole		N/A	Sole
QWEST COMMUNICATIONS		Equity	749121109	5685		132200	Sole		N/A	Sole
REMEDY				Equity	759548100	6235		131600	Sole		N/A	Sole
RF MICRO DEVICES INC		Equity	749941100	1978		28900		Sole		N/A	Sole
SMARTFORCE				Equity	124853300	8986		268239	Sole		N/A	Sole
STRUCTURAL DYNAMICS
  RESEARCH CORP			Equity	863555108	4901		384400	Sole		N/A	Sole
SUN MICROSYSTEMS			Equity	866810104	7751		100100	Sole		N/A	Sole
TIBCO SOFTWARE INC		Equity	88632q103	2785		18200		Sole		N/A	Sole
UNIVERSAL ELECTR.			Equity	913483103	2479		53900		Sole		N/A	Sole
VA LINUX SYS INC			Equity	91819b105	992		4800		Sole		N/A	Sole
VITESSE SEMICONDUCTOR CORP	Equity	928497106	1573		30000		Sole		N/A	Sole


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